Contractual Commitments - Granted Guarantees - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class XVI NO [Member]
Schedule of Granted Guarantees [Line Items]
Balance of reserve and payment account for holders of class XVI NO		$ 165	$ 138	$ 160
Percentage of debt services		125.00%
Period within which the amount deposited in the reserves shall be paid		6 months
Reserve and payment account outstanding amount			40	25
Reserve and payment account maximum amount			$ 178	$ 185
Class XXVIII NO [Member]
Schedule of Granted Guarantees [Line Items]
Balance of reserve and payment account for holders of class XXVIII NO		$ 48
Percentage of debt services	125.00%
Period within which the amount deposited in the reserves shall be paid	6 months
Granted Guarantees [member]
Schedule of Granted Guarantees [Line Items]
Assumed other commitments		77
Bank guarantees issued		$ 12